Expense Example - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493